May 6, 2002
Securities and
Exchange Commission
450 Fifth Street, N.W.


Washington, D.C.  20549
RE:		 Strategic Partners
Opportunity Funds
File Nos. 333-95849 and 811-09805
Ladies and Gentlemen:
On behalf of Strategic Partners
Opportunity Funds enclosed for
filing under the Investment
Company Act of l940 is one copy
of the Rule 24f-2 Notice.  This
document has been filed using the
EDGAR system.
If you have any questions
relating to the foregoing, please
call the undersigned at (973)
367-1495.
Please acknowledge receipt via
EDGAR.
Very truly yours,
/s/ George P. Attisano
George P. Attisano
Secretary
Enclosures
cc:  Byron Spivack
	(Shearman & Sterling)


U.S. SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C.
20549
							FORM 24F-2
Annual Notice of
Securities Sold
Pursuant to Rule
24f-2


Read instructions at end of Form before
preparing Form. Please print or
type.
1		Name and address of issuer: Strategic
Partners
Opportunity Funds, 100 Mulberry Street,
Gateway Center Three, Newark, New Jersey
07102-4077.
2		Name of each series or class of funds for
which this Form
is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3			Investment Company Act File Number:     811-
09805.
			Securities Act File Number:   333-95849.
4	(a)	Last day of fiscal year for which this Form
is filed:
			February 28, 2002.
4	(b)	[  ]  Check box if this Form is being filed
late (i.e.
			more than 90 calendar days
after the end of the issuer's fiscal year) (See
			Instruction A.2).
Note: If the Form is being filed late, interest must
be paid on the registration fee due.
4	(c)	[  ] Check box if this is the last time the
issuer will
			be filing this Form.
5			Calculation of registration fee:
	Aggregate sale price of securities sold
$387,213,616 (i)  during the fiscal year pursuant
to
			section 24(f):
		Aggregate price of securities redeemed or
$209,785,365 (ii)  repurchased during the fiscal
year:
(iii)  Aggregate price of securities redeemed or
$0
			repurchased during any prior fiscal year


ending no earlier than October 11, 1995 that
were not previously used to reduce
registration fees payable to the Commission:
(iv)  Total available redemption credits [add
$209,785,365
			Items 5(ii) and 5(iii)]:
(v)  Net sales - If Item 5(i) is greater than
$177,428,251 Item 5(iv) [subtract Item 5(iv)
from Item
			5(i)]:
(vi)  Redemption credits available for use in
$0
			future years - if Item 5(i) is less than
			Item 5(iv)[subtract Item 5(iv) from Item
			(5(i)]:
(vii)  Multiplier for determining registration
x  .000092
			fee (See instruction C.9):
(viii)  Registration fee due [multiply Item 5(v)
=  $16,323 by Item 5(vii)] enter  " 0 "  if
no fee
			is due.
6			Prepaid Shares
If the response to Item 5(i) was determined
by deducting an amount of securities that
were registered under the Securities Act of
1933 pursuant to rule 24e-2 as in effect
before October 11, 1997, then report the
amount of securities (number of shares or
other units) deducted here: 0 .  If there is
a number of shares or other units that were
registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for
which this form is filed that are available
for use by the issuer in future fiscal years,
then state that number here: 0 .
7		Interest due - if this Form is being
+  $0
		filed more than 90 days after the end of
		the of the issuer's fiscal year (See
		Instruction D):
8		Total amount of the registration fee due
= $16,323
		plus any interest due [line 5(viii) plus
		line 7]:
9		Date the registration fee and any
		interest payment was sent to the
		Commission's lockbox depository:   May 10,
		2002
		Method of Delivery:
[ X ] Wire Transfer
[  ] Mail or other means
SIGNATURES
			This report has been signed below by the


following persons on behalf of the
issuer and in the capacities and on
the dates indicated.
By  (Signature and Title)     /s/ George
P.
Attisano
					George P.
Attisano
					Secretary
	Date:	  May 6, 2002